Schedule of Stock Options (Details) (Parenthetical)						12 Months Ended
		Nov. 23, 2022 USD ($) shares	Nov. 23, 2022 $ / shares	Aug. 24, 2022 USD ($) shares	Aug. 24, 2022 $ / shares	Dec. 31, 2022 USD ($)	Dec. 31, 2022 $ / shares	Aug. 24, 2022 shares
Stock options granted | shares				300,000
Exercisable price per option | $ / shares	[1]						$ 0.15
Employee [Member]
Stock option vested | shares		400,000
Option term		5 years		5 years
Exercisable price per option | $ / shares			$ 0.15		$ 0.15
Grant date fair value of options				$ 28,930
Share based compensation expense						$ 15,594
Employees [Member]
Grant date fair value of options		$ 37,387
Share based compensation expense						$ 20,191
Vest Immediately [Member] | Employee [Member]
Stock option vested | shares		200,000						150,000

[1]	On August 24, 2022, 300,000 stock options were issued to an employee of the Company, of which 150,000 vested immediately and the remaining balance of outstanding options to vest equally over the next two anniversaries of the grant date. These options have a 5-year life and are exercisable at C$0.15 per share of common stock. The grant fair value of the options was estimated at $28,930. The vesting of these options resulted in stock-based compensation of $15,594 for the year ended December 31, 2022, which is included in the operation and administration expense of the consolidated statements of (loss) income and comprehensive (loss) income. On November 23, 2022, 400,000 stock options were issued to an employee of the Company, of which 200,000 vested immediately and the remaining balance of outstanding options to vest equally over the next two anniversaries of the grant date. These options have a 5-year life and are exercisable at C$0.15 per share of common stock. The grant fair value of the options was estimated at $37,387. The vesting of these options resulted in stock-based compensation of $20,191 for the year ended December 31, 2022, which is included in the operation and administration expense of the consolidated statements of (loss) income and comprehensive (loss) income.